Consolidated Statements of Stockholders' (Deficit) / Equity - USD ($) $ in Thousands	Total	Preferred Stock Member	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock
Balance at Dec. 31, 2020	$ (141,683)		$ 13	$ 122,430	$ (264,126)
Balance (in shares) at Dec. 31, 2020			132,858,000
Stock-based compensation	5,822			5,822
Adjustment to shares issued in Semnur Acquisition	409			409
Net income (loss)	(88,424)				(88,424)
Balance at Dec. 31, 2021	(223,876)		$ 13	128,661	(352,550)
Balance (in shares) at Dec. 31, 2021			132,858,000
Shares issued pursuant to the terms of the Debt Exchange Agreement, (In shares)		29,057,000	2,906,000
Shares issued pursuant to the terms of the Debt Exchange Agreement	289,733	$ 3		289,730
Shares issued as a result of the Business Combination, net of transaction activities, Amount	(8,706)		$ 1	(8,707)
Shares issued as a result of the Business Combination, net of transaction activities, Share			5,133,000
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement, Amount	1,238			1,238
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement, Share			250,000
Stock-based compensation	5,280			5,280
Stock options exercised	96			96
Stock options exercised (in shares)			202,000
Aardvark SP-104 license transfer from Sorrento, net of discount	(4,127)			(4,127)
Aardvark SP-104 license transfer from Sorrento	(35)			(35)
Net income (loss)	(23,364)				(23,364)
Balance at Dec. 31, 2022	36,239	$ 3	$ 14	412,136	(375,914)
Balance (in shares) at Dec. 31, 2022		29,057,000	141,349,000
Shares issued under Standby Equity Purchase Agreements	34,257		$ 1	34,256
Shares issued under Standby Equity Purchase Agreements (in shares)			13,218,000
Stock-based compensation	14,596			14,596
Stock options exercised	$ 614			614
Stock options exercised (in shares)	365		365,000
Issuance of penny warrants	$ 10,401			10,401
Conversion of convertible debentures into common stock	7,735			7,735
Conversion of convertible debentures into common stock, (in shares)			632,000
Retainer shares issued	1		$ 1	0
Retainer shares issued (in shares)			4,000,000
Issuance of common stock upon warrants exercise	521			521
Issuance of common stock upon warrants exercise, (in shares)			45,000
Disbursement of funds to Sorrento Amount	(20,000)			(20,000)
Issuance of common stock in connection with Settlement Agreement	750			750
Issuance of common stock in connection with Settlement Agreement, (in shares)			475,000
Repurchase of Treasury Stock, Preferred Stock, and warrants	(143,721)	$ (3)		(53,196)		$ (90,522)
Repurchase of Treasury Stock, Preferred Stock, and warrants, (in shares)						(60,069,000)
Net income (loss)	(114,331)				(114,331)
Balance at Dec. 31, 2023	$ (172,938)	$ 0	$ 16	$ 407,813	$ (490,245)	$ (90,522)
Balance (in shares) at Dec. 31, 2023		29,057,000	160,084,000			(60,069,000)